Borrowings and derivative financial instrument - Borrowings and derivative financial instrument (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2021 USD ($)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Oct. 25, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 12, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 21, 2018 USD ($)	Sep. 19, 2017 USD ($)	Jul. 01, 2017 USD ($)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	R 20,298	R 18,383	R 23,736					R 24,505
Current portion of borrowings	(107)	(886)	(38)
Non-current portion of borrowings	20,191	17,497	23,698
Derivative financial instrument	0	0	4,145
Derivative financial instrument	0	0	4,145
Balance at beginning of the year	18,383	23,736	24,505
Borrowings acquired on acquisition of subsidiary	0	0	2,575
Loans raised	20,622	16,289	18,982
Loans repaid	(20,252)	(18,335)	(22,008)
US$ Convertible Bond converted into shares	0	(5,578)	0
Unwinding of loans recognised at amortised cost	302	394	374
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond)	801	1,290	1,445
Accrued interest paid	(527)	(866)	(778)
Early redemption premium on the 2025 Notes	196	0	0
Loss/(gain) on the revised cash flow of the Burnstone Debt	2	(264)	97
Loss/(gain) on foreign exchange differences and foreign currency translation	950	2,149	(781)
Balance at end of the year	20,298	18,383	23,736
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $				$ 600,000,000								$ 600,000,000
Borrowings	0	6,978	5,712					2,727
Balance at beginning of the year	6,978	5,712	2,727
Loans raised	703	7,218	9,067
Loans repaid	(7,728)	(6,802)	(5,826)
Loss/(gain) on foreign exchange differences and foreign currency translation	47	850	(262)
Balance at end of the year	0	6,978	5,712
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt															R 6,000
Borrowings	0	0	0					5,896
Balance at beginning of the year	0	0	5,896
Loans raised	0	0	1,150
Loans repaid	0	0	(5,046)
Balance at end of the year	0	0	0
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	5,500						R 5,500
Borrowings	0	0	2,500					0
Balance at beginning of the year	0	2,500	0
Loans raised	0	5,000	500
Loans repaid	0	(7,500)	0
Balance at end of the year	0	0	2,500
2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond)	622	858	770
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									$ 349,000,000
Borrowings	0	10,136	9,610					9,809
Balance at beginning of the year	10,136	9,610	9,809
Loans repaid	(10,840)	0	0
Unwinding of loans recognised at amortised cost	169	59	48
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond)	523	764	665
Accrued interest paid	(527)	(741)	(672)
Early redemption premium on the 2025 Notes	196	0	0
Loss/(gain) on foreign exchange differences and foreign currency translation	343	444	(240)
Balance at end of the year	0	10,136	9,610
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	18,785	0	0					0
Balance at beginning of the year	0	0	0
Loans raised	18,208	0	0
Unwinding of loans recognised at amortised cost	8	0	0
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond)	99	0	0
Loss/(gain) on foreign exchange differences and foreign currency translation	470	0	0
Balance at end of the year	18,785	0	0
Transaction costs accrued	29
US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $				$ 0	$ 383,000,000	$ 200,000				$ 384,000,000	$ 66,000,000		$ 450,000,000
Borrowings	0	0	4,579
Derivative financial instrument	0	0	4,145					409
Balance at beginning of the year	0	4,579
US$ Convertible Bond converted into shares		(5,578)
Balance at end of the year	0	0	4,579
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	1,507	1,263	1,330					1,145						$ 178,000,000		$ 178,000,000
Balance at beginning of the year	1,263	1,330	1,145
Unwinding of loans recognised at amortised cost	125	148	120
Loss/(gain) on the revised cash flow of the Burnstone Debt	2	(264)	97
Balance at end of the year	1,507	1,263	1,330
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0	0					R 425
Balance at beginning of the year	0	0	425
Borrowings acquired on acquisition of subsidiary	0	0	2,575
Loans raised	1,711	4,071	8,265
Loans repaid	(1,684)	(4,020)	(11,136)
Unwinding of loans recognised at amortised cost	0	0	10
Balance at end of the year	0	0	0
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Borrowings	2	2	2
Balance at beginning of the year	2	2
Balance at end of the year	2	2	2
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	4	4	3
Balance at beginning of the year	4	3
Balance at end of the year	R 4	R 4	R 3